GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Bank service charges	1,930	1,544	4,796	4,082
Filing and registration fees	12,172	18,933	53,130	41,004
Foreign exchange	-	725	-	825
Insurance	24,261	20,008	68,551	42,987
Office maintenance	10,349	7,961	35,794	19,435
Payroll	18,759	16,278	51,813	18,535
Regulatory fees	-	-	7,286	3,842
Rent	4,500	4,500	13,500	12,300
Travel	7,749	14,485	31,288	48,325
	79,720	84,434	266,158	191,335